Debt - Additional information (Details) - USD ($)										1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 26, 2019	Jul. 15, 2019	Jun. 11, 2019	May 13, 2019	Mar. 06, 2019	Sep. 07, 2018	Sep. 04, 2018	May 31, 2018	Dec. 01, 2016	Oct. 31, 2019	Apr. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 16, 2019	Oct. 29, 2018	Jun. 30, 2018
Interest Expense													$ 875,036	$ 407,267	$ 501,221
Interest Expense, Related Party													238,111	145,656	239,885
Debt Instrument, Face Amount	$ 560,000				$ 560,000								1,000,000		$ 932,701
Debt Instrument, Unamortized Discount	$ 60,000				$ 60,000		$ 500,000						$ 439,819
Common Stock, Shares, Issued	181,005				15,000								6,033,835		5,654,830	3,000,000
Percentage of senior convertible note	12.00%				2.00%
Line of Credit Facility, Commitment Fee Amount	$ 153,005
Common Stock, Value, Issued					$ 74,100								$ 6,034		$ 5,655	$ 3,000
Concentration Risk, Percentage											80.00%
Conversion of convertible notes payable, shares issued								13,500							13,500
Line of Credit, Current													452,087		$ 531,804	0
Notes Payable															370,250	0
Amortization of Debt Discount (Premium)															$ 167,500
Line of Credit Facility, Interest Rate at Period End															8.50%
Interest Income (Expense), Net																4,000
Debt Instrument, Interest Rate, Effective Percentage						4.50%
Debt Instrument, Collateral Amount						$ 75,000
Debt Instrument, Maturity Date							Sep. 04, 2023
Minimum [Member]
Percentage of borrowing fee											1.00%
Maximum [Member]
Percentage of borrowing fee											2.00%
Arkansas Securities Department [Member]
Legal Fees		$ 1,100
NL Penn Capital, L.P [Member]
Debt Instrument, Face Amount												$ 2,120,000		2,120,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 677,698		677,698
Debt Instrument, Maturity Date												Dec. 01, 2020
Stockholders of Fergco [Member]
Debt Instrument, Face Amount												$ 876,500		876,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 1,249,043		$ 1,249,043
Debt Instrument, Maturity Date												Dec. 01, 2022
SRM and Fergco Acquisition [Member]
Interest and principal due term															10 years
Linda suh [Member] | Chief Executive Officer [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate															8.00%			7.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																		$ 100,000
John royan [Member] | Chief Executive Officer [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																		7.00%	8.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																		$ 500,000
Cloud B, Inc. [Member]
Interest and principal due term									6 months
Line of Credit, Current									$ 300,000
Senior Convertible Notes Payable [Member]
Convertible Notes Payable							$ 1,428,161
Debt Instrument, Convertible, Conversion Price							$ 5.00
Commercial Delivery Vehicle Borrowings [Member]
Long-term Debt						73,559
Debt Instrument, Periodic Payment						$ 1,371
Debt Instrument, Maturity Date						Sep. 06, 2023
February 2018 and March 2018 Notes [Member]
Notes Payable															$ 645,000
Convertible shares under notes payable [Member]
Debt Instrument, Interest Rate, Effective Percentage					2.00%
Convertible Notes Payable [Member]
Convertible Notes Payable													2,099,455		$ 961,494	$ 0
Debt Instrument, Face Amount				$ 1,111,111
Debt Instrument, Unamortized Discount				$ 111,111									78,800
Common Stock, Shares, Issued				20,000
Percentage of senior convertible note				2.00%
Conversion of convertible notes payable, conversion price				$ 2.00
Conversion of convertible notes payable, shares issued				560,185
Convertible Notes Payable [Member] | Alexander Capital, LP [Member]
Warrants to purchase shares of common stock				24,366
Exercise price of warrants				$ 2.85
Convertible Notes Payable [Member] | Subsequent Event [Member] | Alexander Capital, LP [Member]
Conversion of convertible notes payable, conversion price										$ 2.00
Conversion of convertible notes payable, shares issued										560,185
Notes Payable
Debt Instrument, Face Amount																	$ 300,000
Debt Instrument, Unamortized Discount													$ 62,000				$ 50,000
Common Stock, Shares, Issued																	20,000
1.5% Notes Payable
Debt Instrument, Face Amount			$ 250,000
Debt Instrument, Interest Rate, Stated Percentage			1.50%
Interest and principal due term			30 days